Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 58		$ 176,696	$ 35	$ (106,936)	$ 69,853
Beginning balance, shares at Dec. 31, 2019		21,139,385
Stock-based compensation				515			515
Exercise of options and restricted stock units				61			61
Exercise of options and restricted stock units, shares		13,781
Unrealized loss from marketable debt securities					(262)		(262)
Net loss						(6,063)	(6,063)
Ending balance, value at Mar. 31, 2020		$ 58		177,272	(227)	(112,999)	64,104
Ending balance, shares at Mar. 31, 2020		21,153,166
Beginning balance, value at Dec. 31, 2019		$ 58		176,696	35	(106,936)	69,853
Beginning balance, shares at Dec. 31, 2019		21,139,385
Net loss							(11,589)
Ending balance, value at Jun. 30, 2020		$ 58		177,853	498	118,525	59,884
Ending balance, shares at Jun. 30, 2020		21,153,166
Beginning balance, value at Mar. 31, 2020		$ 58		177,272	(227)	(112,999)	64,104
Beginning balance, shares at Mar. 31, 2020		21,153,166
Stock-based compensation				581			581
Unrealized loss from marketable debt securities					725		725
Net loss						(5,526)	(5,526)
Ending balance, value at Jun. 30, 2020		$ 58		177,853	498	118,525	59,884
Ending balance, shares at Jun. 30, 2020		21,153,166
Beginning balance, value at Dec. 31, 2020		$ 58		179,530	272	(135,707)	44,153
Beginning balance, shares at Dec. 31, 2020		21,325,975
Stock-based compensation				471			471
Share issuance		$ 12		17,356			17,368
Share issuance, shares		3,739,203
Exercise of options	[2]		[1]					[1]
Exercise of options, shares	[2]	18,736
Unrealized loss from marketable debt securities					(130)		(130)
Net loss						(8,905)	(8,905)
Ending balance, value at Mar. 31, 2021		$ 70		197,357	142	(144,612)	52,957
Ending balance, shares at Mar. 31, 2021		25,083,914
Beginning balance, value at Dec. 31, 2020		$ 58		179,530	272	(135,707)	44,153
Beginning balance, shares at Dec. 31, 2020		21,325,975
Net loss							(17,301)
Ending balance, value at Jun. 30, 2021		$ 70		197,829	108	(153,008)	44,999
Ending balance, shares at Jun. 30, 2021		25,083,914
Beginning balance, value at Mar. 31, 2021		$ 70		197,357	142	(144,612)	52,957
Beginning balance, shares at Mar. 31, 2021		25,083,914
Stock-based compensation				472			472
Unrealized loss from marketable debt securities					(34)		(34)
Net loss						(8,396)	(8,396)
Ending balance, value at Jun. 30, 2021		$ 70		$ 197,829	$ 108	$ (153,008)	$ 44,999
Ending balance, shares at Jun. 30, 2021		25,083,914

[1]	Represents amount less than $1.
[2]	See notes 3.3 and 3.4.